Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		$ 3,820		$ 3,559
Assets, Net gains (losses) In operations		(34)	[1]	64	[2]
Assets, Net gains (losses) In OCI		(44)		22
Assets, Purchases		572		167
Assets, Sales		(186)		(275)
Assets, Transfers in to Level 3		201		400
Assets, Transfers out of Level 3		(170)		(117)
Assets, ending balance		4,159		3,820
Liability value, beginning balance	[3]	(264)		1,005
Net (losses) gains In operations	[3]	313	[1]	(1,269)	[4]
Liability, Net gains (losses) In operations	[3]	0		0
Liability, Purchases	[3]	(144)
Liability, Sales	[3]	24
Liability, Transfers into Level 3	[3]	0		0
Liability, Transfers out of Level 3	[3]	0		0
Liability value, ending balance	[3]	(71)		(264)
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	[2]	1,267	[5]	1,088
Assets, Net gains (losses) In operations		(6)	[1],[5]	(5)	[2]
Assets, Net gains (losses) In OCI		(44)	[5]	21	[2]
Assets, Purchases		142	[5]	121	[2]
Assets, Sales		(162)	[5]	(241)	[2]
Assets, Transfers in to Level 3		201	[5]	400	[2]
Assets, Transfers out of Level 3		(170)	[5]	(117)	[2]
Assets, ending balance	[5]	1,228		1,267	[2]
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		36		45
Assets, Net gains (losses) In operations	[2]			6
Assets, Net gains (losses) In OCI				1
Assets, Purchases		1
Assets, Sales				(16)
Assets, ending balance		37		36
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		411	[3]	343
Assets, Net gains (losses) In operations		(46)	[1],[3]	40	[2]
Assets, Purchases		104	[3]	46
Assets, Sales		(24)	[3]	(18)
Assets, ending balance	[3]	445		411
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		2,106		2,083
Assets, Net gains (losses) In operations		18	[1]	23	[2]
Assets, Purchases		325
Assets, ending balance		$ 2,449		$ 2,106

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
[5]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.